UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                           (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2011
		Shares	Value (Note 1)

COMMON STOCKS - 75.23%

Consumer Discretionary - 7.81%
*	Bed Bath & Beyond, Inc.	1,400	$81,158
	CBS Corp. - Cl. B	3,100	84,134
	Coach, Inc.	1,150	70,207
	Ford Motor Co.	825	8,869
	Johnson Controls, Inc.	1,925	60,118
	McDonald's Corp.	525	52,642
	The Home Depot, Inc.	1,950	81,978
	Yum! Brands, Inc.	900	53,109
			492,215
Consumer Staples - 10.56%
	HJ Heinz Co.	1,750	94,552
	Kraft Foods, Inc. - Cl. A	3,200	119,552
μ	Nestle SA	1,750	101,097
	PepsiCo, Inc.	1,725	114,471
	The Coca-Cola Co.	1,825	127,714
	The Procter & Gamble Co.	1,625	108,339
			665,725
Energy - 8.18%
	Baker Hughes, Inc.	1,500	72,960
	ConocoPhillips	1,100	80,168
	Devon Energy Corp.	775	48,058
	Exxon Mobil Corp.	1,700	144,092
	Schlumberger Ltd.	1,050	71,715
*	Southwestern Energy Co.	800	25,552
	Transocean Ltd.	1,900	72,960
			515,505
Financials - 5.32%
	American Express Co.	1,700	80,172
	BB&T Corp.	3,750	94,387
	BlackRock, Inc.	425	75,752
	Prudential Financial, Inc.	1,700	85,221
			335,532
Health Care - 9.68%
	Abbott Laboratories	1,800	101,124
*	Biogen Idec, Inc.	825	90,791
*	Celgene Corp.	1,400	94,640
*	Gilead Sciences, Inc.	1,650	67,534
	Johnson & Johnson	1,600	104,896
μ	Novartis AG	1,750	100,048
μ	Teva Pharmaceutical Industries Ltd.	1,275	51,459
			610,492

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2011
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 9.55%
	CSX Corp.	2,500	$52,675
	Emerson Electric Co.	1,775	82,715
	General Electric Co.	4,725	84,625
	Honeywell International, Inc.	1,975	107,282
	The Boeing Co.	1,250	91,699
	United Parcel Service, Inc. - Cl. B	1,775	129,912
	Waste Management, Inc.	1,625	53,154
			602,062
Information Technology - 20.05%
	Accenture PLC - Cl. A	1,075	57,233
*	Apple, Inc.	410	166,050
*	Broadcom Corp. - Cl. A	1,100	32,296
*	eBay, Inc.	2,275	69,001
*	EMC Corp.	5,550	119,491
*	Google, Inc. - Cl. A	274	176,977
	Intel Corp.	2,350	56,987
	International Business Machines Corp.	875	160,869
	Microsoft Corp.	4,475	116,171
	Oracle Corp.	2,000	51,300
	QUALCOMM, Inc.	2,325	127,177
	Texas Instruments, Inc.	300	8,730
	Visa, Inc. - Cl. A	425	43,155
*	Vmware, Inc. - Cl. A	950	79,031
			1,264,468
Materials - 2.88%
	EI du Pont de Nemours & Co.	1,300	59,488
	The Dow Chemical Co.	2,175	62,553
	The Mosaic Co.	1,175	59,267
			181,308
Telecommunications - 1.20%
μ	Vodafone Group PLC	2,700	75,681
			75,681

	Total Common Stocks (Cost $4,702,160)		4,742,988

EXCHANGE TRADED FUNDS - 4.87%
*	iPATH S&P 500 VIX Short-Term Futures ETN	1,700	60,401
	iShares Russell 1000 Growth Index Fund	4,250	246,927

	Total Exchange Traded Funds (Cost $306,934)		307,328

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2011
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 72.30%
	§ Federated Prime Obligations Fund, 0.20%		4,558,529	$4,558,529

	Short-Term Investment (Cost $4,558,529)			4,558,529

Total Value of Investments (Cost $9,567,623) - 152.40%				$9,608,845

Liabilities in Excess of Other Assets - (52.40)%				(3,303,895)

	Net Assets - 100%			$6,304,950

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

	The following acronyms are used in this portfolio:
	ETN - Exchange Traded Note
	PLC - Public Limited Company

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$57,495
	Aggregate gross unrealized depreciation			(16,273)

	Net unrealized appreciation			$41,222

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	7.81%	$ 492,215
	Consumer Staples	10.56%	665,725
	Energy	8.18%	515,505
	Financials	5.32%	335,532
	Health Care	9.68%	610,492
	Industrials	9.55%	602,062
	Information Technology	20.05%	1,264,468
	Materials	2.88%	181,308
	Telecommunications	1.20%	75,681
	Exchange Traded Funds	4.87%	307,328
	Short-Term Investment	72.30%	4,558,529
	Total	152.40%	$ 9,608,845

				(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 4,742,988	$ 4,742,988	$ -	$ -
Exchange Traded Funds	307,328	307,328	-	-
Short-Term Investment	4,558,529	-	4,558,529	-
Total	$ 9,608,845	$ 5,050,316	$ 4,558,529	$ -

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2011
		Shares or Principal	Coupon/ Discount Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 26.33%
*	American Express Credit Corp.	50,000	2.750%	9/15/2015	$50,265
*	American Express Credit Corp.	25,000	7.300%	8/20/2013	27,122
*	Bank of America Corp.	50,000	6.250%	4/15/2012	50,535
*	BB&T Corp.	150,000	4.750%	10/1/2012	153,782
*	Carolina Power & Light Co.	25,000	5.125%	9/15/2013	26,796
*	Caterpillar Financial Services Corp.	25,000	5.450%	4/15/2018	29,225
*	ConocoPhillips	25,000	5.200%	5/15/2018	29,103
*	Consolidated Natural Gas Co.	25,000	5.000%	12/1/2014	27,397
*	Enbridge, Inc.	25,000	5.800%	6/15/2014	27,439
*	FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	23,625
*	Honeywell International, Inc.	25,000	5.400%	3/15/2016	29,075
*	Lowe's Cos., Inc.	50,000	5.400%	10/15/2016	57,791
*	Principal Life Income Funding Trusts	25,000	5.100%	4/15/2014	26,408
*	Stryker Corp.	25,000	2.000%	9/30/2016	25,583
*	The Bank of New York Mellon Corp.	25,000	5.450%	5/15/2019	28,500
*	The Charles Schwab Corp.	25,000	4.950%	6/1/2014	27,094

	Total Corporate Bonds (Cost $639,949)				639,740

FEDERAL AGENCY OBLGATIONS - 18.81%
*	Federal Home Loan Mortgage Corp.	300,000	5.000%	3/29/2012	303,568
*	Federal National Mortgage Association	50,000	0.625%	10/25/2013	50,020
*	Federal National Mortgage Association	100,000	3.100%	8/23/2017	103,572

	Total Federal Agency Obligations (Cost $457,641)				457,160

PREFERRED STOCKS - 1.18%
*	JPMorgan Chase & Co.	500			13,770
*	The Goldman Sachs Group, Inc.	600			14,922

	Total Prefered Stocks (Cost $28,463)				28,692

TREASURY NOTES - 30.02%
*	United States Treasury Note/Bond	250,000	2.750%	10/31/2013	261,318
*	United States Treasury Note/Bond	250,000	1.000%	10/31/2016	252,422
*	United States Treasury Note/Bond	200,000	2.625%	8/15/2020	215,703

	Total Treasury Notes (Cost $728,242)				729,443

SHORT-TERM INVESTMENT - 59.12%
§	Federated Prime Obligations Fund, 0.20%	1,436,681			1,436,681

	Total Short-Term Investment (Cost $1,436,681)				1,436,681

					(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2011
			Value (Note 1)

Total Value of Investments (Cost $3,290,976) - 135.46%			$3,291,716

Liabilities in Excess of Other Assets - (35.46)%			(861,751)

Net Assets - 100%			$2,429,965

* Non-income producing investment
§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,839
Aggregate gross unrealized depreciation			(1,099)

Net unrealized appreciation			$740

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Corporate Bonds	26.33%	$ 639,740
Federal Agency Obligations	18.81%	457,160
Preferred Stocks	1.18%	28,692
Treasury Notes	30.02%	729,443
Short-Term Investment	59.12%	1,436,681
Total	135.46%	$ 3,291,716

			(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$ 639,740	$ -	$ 639,740	$ -
Federal Agency Obligations	457,160	-	457,160	-
Preferred Stocks	28,692	28,692	-	-
Treasury Notes	729,443	729,443	-	-
Short-Term Investment	1,436,681	-	1,436,681	-
Total	$3,291,716	$ 758,135	$ 2,533,581	$ -

Crescent Mid Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2011
Value

Total Value of Investments	$-

Liabilities in Excess of Other Assets	-

Net Assets	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ J. Philip Bell
J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund
Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ J. Philip Bell
J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund
Date: February 28, 2012

By: (Signature and Title)	/s/ Michael W. Nix
Michael W. Nix Treasurer and Principal Financial Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund
Date: February 28, 2012